Investment Strategy - K2 Alternative Strategies Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment goal by predominantly allocating its assets across multiple non-traditional or “alternative” strategies, including, but not limited to, some or all of the following strategies: Long Short Equity, Relative Value, Event Driven and Global Macro, each of which is described below. The Fund’s portfolio is structured as a multi-manager fund (meaning the Fund’s assets are managed by the Fund’s investment manager and multiple sub-advisors) and the Fund’s Investment Manager (as defined below) has overall responsibility for the

Fund’s investments. The Investment Manager may allocate a substantial portion or, at times, up to all, of the Fund’s assets among multiple sub-advisors (that may be unaffiliated or affiliated with the Investment Manager, or both) to implement one or more non-traditional or alternative investment strategies (“Sub-Advisors”), or directly implement such strategies for a portion or significant portion of the Fund’s assets. The Investment Manager may also directly manage a small portion or a portion of the Fund’s assets using derivatives and other instruments to adjust the Fund's net exposure to markets, asset classes and sectors in a manner consistent with its strategic overlay (Strategic Overlay), as described further below.

The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities (which may include common stocks, preferred stocks and convertible securities, investment vehicles and ETFs) and debt securities (which may include bonds, notes, debentures, banker’s acceptances and commercial paper).

The Fund may invest in securities of U.S. and foreign companies of any capitalization size. Up to 15%of the Fund’s net assets may be invested in illiquid investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may also use derivatives for both hedging and non-hedging (investment) purposes, although neither the Investment Manager nor any Sub-Advisor is required to hedge any of the Fund’s positions or to use derivatives. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures based on equity or fixed income securities and indices, interest rate/bond futures, currency futures, currency index futures, and options thereon; (ii) swaps, including equity, currency, interest rate, total return and credit default swaps and options thereon; (iii) options, including call options and put options on indices, individual securities, currencies and exchange-traded funds; and (iv) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions may also represent, from time to time, a material component of the Fund’s investment returns. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

The Investment Manager’s Strategic Overlay seeks to manage the portfolio’s net exposure to the markets by neutralizing, maintaining or augmenting certain market sensitivities, based on the Investment Manager’s assessment of current and anticipated market environments. The Strategic Overlay primarily involves adjustments made to augment the net equity exposure or “beta” of the Fund, but may also include adjusting the exposure to certain markets, asset classes and/or sectors through taking long and short positions in derivatives (such as futures, swaps, currency forwards and options), short-term U.S. government securities and other instruments. The amount of Fund assets allocated to the Strategic Overlay is expected to vary depending on the Investment Manager’s assessment of current and anticipated market conditions and other risk factors.

Investment Management

The Investment Manager is responsible for allocating and re-allocating the Fund’s assets among the Sub-Advisors and/or any investment funds in which the Fund may invest, retaining a portion of the Fund’s assets to manage itself and for cash management. The Investment Manager’s quantitative and qualitative oversight of the Fund’s investment program aims to allocate assets among various strategies and select Sub-Advisors (or the Investment Manager) and/or investment funds that it believes are well-positioned to capture unique investment opportunities while preserving capital.

The Investment Manager typically first allocates the Fund’s assets among various alternative investment strategies and to the Strategic Overlay strategy utilizing a top-down approach, generating the Fund's strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various Sub-Advisors and other investment options, among other things. The Investment Manager typically then allocates the Fund’s assets to specific Sub-Advisors and/or retains a portion of the Fund’s assets to manage itself utilizing a bottom-up approach, selecting Sub-Advisors, the portion of the Fund’s assets it retains to manage directly, and weightings within the Fund's portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations. From time to time, the Fund may have little or no assets allocated to any one particular strategy, Sub-Advisor or retained by the Investment Manager in light of economic or other conditions, as determined by the Investment Manager in its sole discretion.

The Investment Manager intends to allocate the Fund’s assets to Sub-Advisors or retain a portion of the Fund’s assets to manage itself, to implement some or all of the following strategies:

• Long Short Equity Strategies – Long Short Equity Strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund (ETF)). These strategies are generally focused on risk-adjusted returns and capitalize on the Sub-Advisor’s views and outlooks for specific equity markets, regions, sectors and securities. Examples of Long Short Equity Strategies include (i) growth focused strategies, (ii) value focused strategies, (iii) market-neutral strategies (e.g., maintaining net exposures between 20% short and 20% long), (iv) sector-focused strategies (e.g., technology, healthcare, financials) and (v) regionally or country focused strategies (e.g., U.S., Europe, Asia).

• Relative Value Strategies – Relative Value Strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. These strategies generally involve taking a position in one financial instrument and taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential. Examples of Relative Value Strategies are: (a) risk premia strategies; (b) credit long short strategies; (c) credit arbitrage; (d) convertible arbitrage; and (e) volatility arbitrage.

• Event Driven Strategies – Event Driven Strategies generally invest in securities of companies undergoing corporate events. These strategies are generally focused on analyzing the impact of the company-specific or transaction-specific event on security valuations. Examples of such company-specific or transaction-specific events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

• Global Macro Strategies – Global Macro Strategies generally focus on macro-economic (economy-wide developments such as changes in unemployment, national income, rate of growth, gross domestic product, inflation and price levels) opportunities across numerous markets and investments. Investments may be long or short and are based on the relative value or direction of a market, a currency, an interest rate, a commodity or any macroeconomic variable. Examples of Global Macro Strategies include discretionary (seeking to profit by tactically investing across different asset classes, markets, and investment opportunities through a combination of fundamental market analysis and quantitative modeling) and systematic (seeking to profit by utilizing quantitative models to identify investment opportunities across different asset classes and markets in order to construct a portfolio of investments) macro strategies.